UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-23494

T. Rowe Price Exchange-Traded Funds, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: November 30, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

November 30, 2025

Floating Rate ETF (TFLR)

Principal Listing Exchange: NYSE Arca, Inc.

This semi-annual shareholder report contains important information about Floating Rate ETF (the "fund") for the period of June 1, 2025 to November 30, 2025. You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at www.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or by contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Floating Rate ETF	$31	0.61%

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$429,315
  Number of Portfolio Holdings355
  Portfolio Turnover Rate21.7%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Bank Loans	85.4%
Corporate Bonds	7.8
Preferred Stocks	0.1
Short-Term and Other	6.7

Top Ten Holdings (as a % of Net Assets)

Cloud Software Group	2.0%
Alera Group	1.9
Truist Insurance Holdings	1.7
HUB International	1.6
Ellucian Holdings	1.6
Asurion	1.6
Applied Systems	1.5
TransDigm	1.5
UKG	1.4
OneDigital Borrower	1.4

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Floating Rate ETF (TFLR)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Principal Listing Exchange: NYSE Arca, Inc.

202506-4610402

ETF1047-053 01/26

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Statements and Other Information
November 30, 2025
T. ROWE PRICE
TFLR	Floating Rate ETF
For more insights from T. Rowe Price investment professionals, go to troweprice.com.

T. ROWE PRICE FLOATING RATE ETF

Unaudited
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	6 Months Ended	Year Ended		11/16/22(1) Through
	11/30/25	5/31/25	5/31/24	5/31/23
NET ASSET VALUE
Beginning of period	$ 51.11	$ 51.44	$ 49.71	$ 50.00
Investment activities
Net investment income(2)(3)	1.82	3.88	4.44	2.10
Net realized and unrealized gain/loss	(0.02)	(0.29)	1.45	(0.48)
Total from investment activities	1.80	3.59	5.89	1.62
Distributions
Net investment income	(1.80)	(3.87)	(4.15)	(1.91)
Net realized gain	-	(0.05)	(0.01)	-
Total distributions	(1.80)	(3.92)	(4.16)	(1.91)
NET ASSET VALUE
End of period	$ 51.11(4)	$ 51.11	$ 51.44	$ 49.71

T. ROWE PRICE FLOATING RATE ETF

Unaudited
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	6 Months Ended	Year Ended		11/16/22(1) Through
	11/30/25	5/31/25	5/31/24	5/31/23
Ratios/Supplemental Data
Total return, based on NAV(3)(5)	3.56%(4)	7.25%	12.25%	3.28%
Ratios to average net assets:(3)
Gross expenses before waivers/payments by Price Associates	0.61%(6)	0.61%	0.61%	0.60%(6)
Net expenses after waivers/payments by Price Associates	0.61%(6)	0.61%	0.61%	0.60%(6)
Net investment income	7.09%(6)	7.58%	8.67%	7.75%(6)
Portfolio turnover rate(7)	21.7%	52.9%	46.5%	17.6%
Net assets, end of period (in thousands)	$ 429,315	$ 305,385	$ 151,734	$ 28,583

(1)	Inception date
(2)	Per share amounts calculated using average shares outstanding method.
(3)	Includes the impact of expense-related arrangements with Price Associates.
(4)	Net asset value and Total return include adjustments made in accordance with U.S. generally accepted accounting principles for financial reporting purposes and may differ from the net asset value and total returns for shareholder transactions.
(5)	Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions. Total return is not annualized for periods less than one year.
(6)	Annualized
(7)	Portfolio turnover excludes securities received or delivered through in-kind share transactions.
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE FLOATING RATE ETF

November 30, 2025 Unaudited
PORTFOLIO OF INVESTMENTS‡	Par/Shares	$ Value
(Amounts in 000s)
ASSET-BACKED SECURITIES 0.0%
Miscellaneous 0.0%
Frontier Issuer, Series 2024-1, Class C, 11.16%, 6/20/54 (1)	25	28
Total Asset-Backed Securities (Cost $28)		28
BANK LOANS 85.4% (2)
Aerospace & Defense 2.9%
Bleriot US Bidco, FRN, 3M TSFR + 2.50%, 6.502%, 10/31/30	955	959
Brown Group Holding, FRN, 3M TSFR + 2.75%, 6.602%, 7/1/31	2,350	2,360
Dynasty Acquisition, B-1, FRN, 1M TSFR + 2.00%, 5.916%, 10/31/31	1,643	1,647
Dynasty Acquisition, B-2, FRN, 1M TSFR + 2.00%, 5.916%, 10/31/31	625	626
Kaman, FRN, 6M TSFR + 2.50%, 6.378%, 2/26/32	324	325
Kaman, FRN, 3M TSFR + 2.50%, 6.427%, 2/26/32 (3)	30	30
KKR Apple Bidco, FRN, 1M TSFR + 2.50%, 6.416%, 9/23/31	561	564
TransDigm, FRN, 3M TSFR + 2.25%, 6.252%, 3/22/30	1,057	1,058
TransDigm, FRN, 3M TSFR + 2.50%, 6.502%, 2/28/31	3,097	3,101
TransDigm, FRN, 3M TSFR + 2.50%, 6.502%, 1/19/32	194	194
TransDigm, FRN, 3M TSFR + 2.50%, 6.502%, 8/19/32	1,745	1,748
		12,612
Airlines 0.6%
American Airlines, FRN, 3M TSFR + 2.25%, 6.134%, 4/20/28	2,438	2,435
American Airlines, FRN, 3M TSFR + 3.25%, 7.134%, 5/28/32	199	200
		2,635
Automotive 2.9%
American Axle & Manufacturing, FRN, 1M TSFR + 3.25%, 9/20/32 (4)	575	575

T. ROWE PRICE FLOATING RATE ETF

	Par/Shares	$ Value
(Amounts in 000s)
Autokiniton US Holdings, FRN, 1M TSFR + 4.00%, 8.030%, 4/6/28 (4)	2,506	2,484
Belron Finance, FRN, 3M TSFR + 2.25%, 6.120%, 10/16/31	843	848
Clarios Global, FRN, 1M TSFR + 2.50%, 6.416%, 5/6/30	1,125	1,125
Clarios Global, FRN, 1M TSFR + 2.75%, 6.666%, 1/28/32	3,000	3,008
Mavis Tire Express Services, FRN, 1M TSFR + 3.00%, 6.916%, 5/4/28	2,441	2,447
Tenneco, FRN, 3M TSFR + 5.00%, 8.989%, 11/17/28	570	557
Wand NewCo 3, FRN, 1M TSFR + 2.50%, 6.416%, 1/30/31	1,341	1,340
		12,384
Banking 0.0%
Chrysaor Bidco Sarl 2025 USD Term Loan B, FRN, 3M TSFR + 3.25%, 10/30/31 (4)	105	105
Broadcasting 3.3%
Clear Channel Outdoor Holdings, FRN, 1M TSFR + 4.00%, 8.030%, 8/21/28 (4)	1,253	1,254
CMG Media, FRN, 3M TSFR + 3.50%, 7.602%, 6/18/29 (4)	2,935	2,677
EW Scripps, FRN, 1M TSFR + 3.35%, 7.423%, 11/30/29 (4)	648	631
EW Scripps, FRN, 1M TSFR + 5.75%, 9.823%, 6/30/28	955	965
Gray Television, FRN, 1M TSFR + 5.25%, 9.123%, 6/4/29	13	13
iHeartCommunications, FRN, 1M TSFR + 5.78%, 9.805%, 5/1/29 (4)	909	808
Neptune Bidco US, FRN, 3M TSFR + 5.00%, 9.012%, 4/11/29	3,289	3,206
Nexstar Broadcasting, FRN, 1M TSFR + 2.50%, 6.416%, 6/28/32 (4)	1,029	1,030
Sinclair Television Group, FRN, 3M TSFR + 3.30%, 7.402%, 12/31/29	379	346
Townsquare Media, FRN, 3M TSFR + 5.00%, 8.878%, 2/19/30	444	383
Univision Communications, FRN, 1M TSFR + 3.25%, 7.280%, 1/31/29	1,692	1,674
Univision Communications, FRN, 1M TSFR + 3.50%, 7.416%, 1/31/29	806	798

T. ROWE PRICE FLOATING RATE ETF

	Par/Shares	$ Value
(Amounts in 000s)
Univision Communications, FRN, 3M TSFR + 4.25%, 8.252%, 6/24/29	229	229
		14,014
Building Products 1.3%
Chamberlain Group, FRN, 1M TSFR + 3.00%, 6.666%, 9/8/32	1,430	1,433
CP Atlas Buyer, FRN, 1M TSFR + 5.25%, 9.166%, 7/8/30	935	891
MI Windows & Doors, FRN, 1M TSFR + 2.75%, 6.666%, 3/28/31	574	573
Quikrete Holdings, FRN, 1M TSFR + 2.25%, 6.166%, 1/30/32	2,425	2,427
		5,324
Cable Operators 0.9%
Cable One, FRN, 1M TSFR + 2.00%, 6.030%, 5/3/28	309	295
CSC Holdings, FRN, 3M TSFR + 1.50%, 8.500%, 4/15/27	1,761	1,564
DirecTV Financing, FRN, 3M TSFR + 5.50%, 9.340%, 2/17/31 (4)	478	473
DirecTV Financing, FRN, 3M TSFR + 5.25%, 9.352%, 8/2/29	688	688
Radiate Holdco, FRN, (1.50% PIK and 1M TSFR + 3.50% cash), 4.515%, 9/25/29 (4)(5)	975	713
Radiate Holdco, Closing Date Term Loan, FRN, 1M TSFR + 4.00%, 6/26/29 (4)	49	48
Radiate Holdco, Delayed Draw Term Commitment, FRN, 1M TSFR + 4.00%, 6/26/29 (4)	146	145
		3,926
Chemicals 1.1%
Nouryon Finance, FRN, 6M TSFR + 3.25%, 7.036%, 4/3/28	1,961	1,954
Nouryon Finance, FRN, 3M TSFR + 3.25%, 7.162%, 4/3/28	108	108
Qnity Electronics, FRN, 6M TSFR + 2.00%, 5.698%, 11/1/32	1,280	1,283
W.R. Grace, FRN, 3M TSFR + 3.00%, 7.002%, 8/19/32	655	652
Windsor Holdings III, FRN, 1M TSFR + 2.75%, 6.666%, 8/1/30	897	896
		4,893

T. ROWE PRICE FLOATING RATE ETF

	Par/Shares	$ Value
(Amounts in 000s)
Consumer Products 0.8%
19th Holdings Golf, FRN, 1M TSFR + 3.25%, 7.134%, 2/7/29 (4)	422	423
ABG Intermediate Holdings 2, FRN, 1M TSFR + 2.25%, 6.166%, 12/21/28	538	538
Essential Home, FRN, 1M TSFR + 3.25%, 9/27/32 (4)	735	736
Life Time Fitness, FRN, 1M TSFR + 2.00%, 5.784%, 11/5/31	869	870
Peloton Interactive, FRN, 1M TSFR + 5.50%, 9.416%, 5/30/29	712	717
		3,284
Container 1.4%
Albea Beauty Holdings, FRN, 3M EURIBOR + 5.00%, 7.000%, 12/31/27 (EUR)	170	193
Charter NEX US, FRN, 1M TSFR + 2.75%, 6.709%, 11/29/30 (4)	4,016	4,031
Proampac PG Borrower, FRN, 3M TSFR + 4.00%, 7.893%, 9/15/28	1,716	1,717
		5,941
Energy 2.3%
Brazos Delaware II, FRN, 1M TSFR + 2.50%, 6.472%, 2/11/30	575	575
CPPIB OVM Member US, FRN, 3M TSFR + 2.50%, 6.502%, 8/20/31	565	566
Deep Blue Operating I, FRN, 1M TSFR + 2.75%, 6.593%, 10/1/32 (4)	1,250	1,252
Epic Crude Services, FRN, 3M TSFR + 2.50%, 6.340%, 10/15/31	1,142	1,145
Goodnight Water Solutions, FRN, 1M TSFR + 4.00%, 7.916%, 6/4/29	398	393
Hilcorp Energy I, FRN, 1M TSFR + 2.00%, 5.959%, 2/11/30	299	299
M6 ETX Holdings II Midco, FRN, 1M TSFR + 2.50%, 6.416%, 4/1/32 (4)	791	793
NGL Energy Partners, FRN, 1M TSFR + 3.50%, 7.416%, 2/3/31 (4)	2,360	2,369

T. ROWE PRICE FLOATING RATE ETF

	Par/Shares	$ Value
(Amounts in 000s)
NorthRiver Midstream Finance, FRN, 3M TSFR + 2.25%, 6.235%, 8/16/30	863	864
Prairie ECI Acquiror, FRN, 1M TSFR + 3.75%, 7.666%, 8/1/29	1,572	1,581
		9,837
Entertainment & Leisure 3.3%
AMC Entertainment Holdings, FRN, 1M TSFR + 7.00%, 10.960%, 1/4/29	2,790	2,795
Cinemark USA, FRN, 3M TSFR + 2.25%, 6.191%, 5/24/30	259	260
Crown Finance US, FRN, 1M TSFR + 4.50%, 8.343%, 12/2/31 (4)	3,171	3,167
Delta 2 (LUX), FRN, 3M TSFR + 2.00%, 6.002%, 9/10/31 (4)	1,385	1,385
EOC Borrower, FRN, 1M TSFR + 3.00%, 6.916%, 3/24/32	2,718	2,728
TKO Worldwide Holdings, FRN, 3M TSFR + 2.00%, 5.868%, 11/21/31 (4)	3,837	3,849
United Talent Agency, FRN, 1M TSFR + 3.50%, 7.459%, 6/10/32 (6)	69	70
		14,254
Financial 16.9%
Acrisure, FRN, 1M TSFR + 3.00%, 6.916%, 11/6/30	2,131	2,128
Acrisure, FRN, 1M TSFR + 3.25%, 7.166%, 6/20/32	2,438	2,435
Advisor Group, FRN, 1M TSFR + 3.00%, 6.916%, 7/30/32	2,837	2,842
Alera Group, FRN, 1M TSFR + 3.25%, 7.166%, 5/30/32 (4)	4,015	4,030
Alera Group, FRN, 1M TSFR + 5.50%, 9.416%, 5/30/33	4,185	4,288
Alliant Holdings Intermediate, FRN, 1M TSFR + 2.50%, 6.416%, 9/19/31	4,229	4,229
AmWINS Group, FRN, 3M TSFR + 2.25%, 6.252%, 1/30/32 (4)	579	580
Apollo Commercial Real Estate Finance, FRN, 1M TSFR + 3.25%, 7.209%, 6/13/30	474	475
Aretec Group, FRN, 1M TSFR + 3.00%, 8/9/30 (4)	555	556
BCPE Pequod Buyer, FRN, 1M TSFR + 3.00%, 6.916%, 11/25/31	1,656	1,660

T. ROWE PRICE FLOATING RATE ETF

	Par/Shares	$ Value
(Amounts in 000s)
Blackstone Mortgage Trust, FRN, 1M TSFR + 3.00%, 6.916%, 12/10/30	640	641
Chicago US Midco III, FRN, 3M TSFR + 1.00%, 1.000%, 10/30/32 (3)(4)(6)	162	162
Chicago US Midco III, FRN, 1M TSFR + 2.50%, 6.416%, 10/9/32 (4)(6)	1,088	1,090
Citadel Securities, FRN, 1M TSFR + 2.00%, 5.916%, 10/31/31	231	232
Citco Funding, FRN, 3M TSFR + 2.75%, 6.806%, 4/27/28	267	268
Claros Mortgage Trust, FRN, 1M TSFR + 4.50%, 8.516%, 8/9/26 (6)	243	237
Edelman Financial Center, FRN, 1M TSFR + 3.00%, 6.916%, 4/7/28	1,732	1,740
Edelman Financial Center, FRN, 1M TSFR + 5.25%, 9.166%, 10/6/28	2,524	2,523
EP Wealth Advisors, FRN, 3M TSFR + 3.00%, 6.894%, 10/18/32	630	631
Focus Financial Partners, FRN, 1M TSFR + 2.50%, 6.416%, 9/15/31 (4)	5,301	5,300
GEN II Fund Services, FRN, 3M TSFR + 2.75%, 6.752%, 11/26/31	353	353
GTCR Everest Borrower, FRN, 3M TSFR + 2.75%, 6.752%, 9/5/31	1,397	1,401
HighTower Holdings, FRN, 3M TSFR + 2.75%, 6.651%, 2/3/32	3,578	3,574
HUB International, FRN, 3M TSFR + 2.25%, 6.120%, 6/20/30	5,882	5,903
Insignia Financial, FRN, 1M TSFR + 4.50%, 11/25/32 (4)(6)	1,315	1,299
Jane Street Group, FRN, 3M TSFR + 2.00%, 5.822%, 12/15/31	2,314	2,290
Jones DesLauriers Insurance Management, FRN, 3M TSFR + 2.75%, 6.590%, 3/15/30 (4)	801	801
KREF Holdings X, FRN, 1M TSFR + 2.50%, 6.459%, 3/5/32	607	609
OneDigital Borrower, FRN, 1M TSFR + 3.00%, 6.916%, 7/2/31 (4)	3,386	3,383
OneDigital Borrower, FRN, 1M TSFR + 5.25%, 9.166%, 7/2/32 (4)	2,735	2,752

T. ROWE PRICE FLOATING RATE ETF

	Par/Shares	$ Value
(Amounts in 000s)
Orion Advisor Solutions, FRN, 3M TSFR + 3.25%, 6.717%, 9/24/30	395	397
RFS Opco, FRN, 3M TSFR + 1.00%, 1.000%, 4/4/31 (3)(6)	190	189
RFS Opco, Amendment No.1 Delayed Draw Term Loan, FRN, 3M TSFR + 4.75%, 8.752%, 4/4/31 (6)	134	134
RFS Opco, Closing Date Term Loan, FRN, 3M TSFR + 4.75%, 8.752%, 4/4/31 (6)	163	162
Ryan Specialty Group, FRN, 1M TSFR + 2.00%, 5.916%, 9/15/31	228	228
Sedgwick Claims Management Services, FRN, 1M TSFR + 2.50%, 6.416%, 7/31/31	4,791	4,799
Speed Midco 3, FRN, 6M TSFR + 2.50%, 6.288%, 10/7/32 (6)	780	779
Truist Insurance Holdings, FRN, 3M TSFR + 2.75%, 6.752%, 5/6/31 (4)	2,315	2,314
Truist Insurance Holdings, FRN, 3M TSFR + 4.75%, 8.752%, 5/6/32	4,853	4,906
USI, FRN, 3M TSFR + 2.25%, 6.252%, 11/21/29	297	297
USI, FRN, 3M TSFR + 2.25%, 6.252%, 9/29/30	10	10
		72,627
Food 1.1%
1440 Food Topco, FRN, 1M TSFR + 5.00%, 8.916%, 10/31/31	318	295
Celsius Holdings, FRN, 3M TSFR + 2.50%, 6.476%, 4/1/32	784	788
Chobani, FRN, 1M TSFR + 2.25%, 6.166%, 10/28/32	1,347	1,355
Primo Brands, FRN, 3M TSFR + 2.25%, 6.252%, 3/31/28	974	976
Sazerac, FRN, 1M TSFR + 2.50%, 6.480%, 7/9/32	710	713
Simply Good Foods USA, FRN, 1M TSFR + 2.00%, 5.916%, 3/17/30	222	222
Snacking Investments Bidco, FRN, 3M TSFR + 3.00%, 6.838%, 10/29/32	495	498
		4,847
Gaming 1.3%
Caesars Entertainment, FRN, 1M TSFR + 2.25%, 6.166%, 2/6/30 (4)	1,069	1,057

T. ROWE PRICE FLOATING RATE ETF

	Par/Shares	$ Value
(Amounts in 000s)
Caesars Entertainment, FRN, 1M TSFR + 2.25%, 6.166%, 2/6/31	1,355	1,339
Light & Wonder International, FRN, 1M TSFR + 2.25%, 6.209%, 4/16/29	599	599
Ontario Gaming GTA, FRN, 3M TSFR + 4.25%, 8.240%, 8/1/30	565	527
Playtika Holding, FRN, 1M TSFR + 2.75%, 6.780%, 3/13/28	191	185
Spectacle Gary Holdings, FRN, 3M TSFR + 4.25%, 8.402%, 12/11/28	982	951
Voyager Parent, FRN, 3M TSFR + 4.75%, 8.752%, 7/1/32	830	830
		5,488
Health Care 7.1%
Amneal Pharmaceuticals, FRN, 1M TSFR + 3.50%, 7.416%, 8/2/32	290	292
Argent Finco, FRN, 1M TSFR + 2.50%, 11/19/32 (4)(6)	720	722
Athenahealth Group, FRN, 1M TSFR + 2.75%, 6.666%, 2/15/29	1,357	1,354
Bausch & Lomb, FRN, 1M TSFR + 4.25%, 8.166%, 1/15/31	1,378	1,385
Bausch Health, FRN, 1M TSFR + 6.25%, 10.166%, 10/8/30	1,761	1,737
Ceva Sante Animale, FRN, 3M TSFR + 2.75%, 6.593%, 11/8/30	207	209
Concentra Health Services, FRN, 1M TSFR + 2.00%, 5.916%, 7/26/31	584	587
Dechra Pharmaceuticals Holdings, FRN, 6M TSFR + 3.25%, 7.447%, 1/27/32	368	370
Global Medical Response, FRN, 3M TSFR + 3.50%, 7.384%, 10/1/32	635	638
Hanger, FRN, 1M TSFR + 3.50%, 5.766%, 10/23/31 (3)	63	63
Hanger, FRN, 1M TSFR + 3.50%, 7.416%, 10/23/31	485	486
Heartland Dental, FRN, 1M TSFR + 3.75%, 7.666%, 8/25/32 (4)	1,140	1,144
Inception Holdco, FRN, 3M TSFR + 3.25%, 7.252%, 4/18/31	838	840
IVC Acquisition, FRN, 3M TSFR + 3.75%, 7.752%, 12/12/28	575	578
LifePoint Health, FRN, 3M TSFR + 3.75%, 7.655%, 5/17/31	1,416	1,420
Loire Finco Luxembourg, FRN, 1M TSFR + 4.00%, 7.916%, 1/21/30	532	532

T. ROWE PRICE FLOATING RATE ETF

	Par/Shares	$ Value
(Amounts in 000s)
Medline Borrower, FRN, 1M TSFR + 2.00%, 5.916%, 10/23/28	2,314	2,317
Medline Borrower, FRN, 1M TSFR + 2.00%, 5.916%, 10/23/30 (4)	3,737	3,741
Opal Bidco, FRN, 3M TSFR + 3.00%, 6.902%, 4/28/32 (4)	3,970	3,995
Paradigm Parent, FRN, 3M TSFR + 4.50%, 8.382%, 4/16/32	330	284
Parexel International, FRN, 1M TSFR + 2.25%, 6.166%, 11/15/28	370	371
QuidelOrtho, FRN, 3M TSFR + 4.00%, 8.002%, 8/20/32	440	438
SAM Bidco SAS, FRN, 3M TSFR + 4.00%, 8.002%, 12/13/27	697	697
Star Parent, FRN, 3M TSFR + 4.00%, 8.002%, 9/27/30	268	268
Surgery Center Holdings, FRN, 1M TSFR + 2.50%, 6.416%, 12/19/30 (4)	3,177	3,182
Team Health Holdings, FRN, 3M TSFR + 4.50%, 8.340%, 6/30/28 (4)	1,343	1,344
US Renal Care, FRN, 1M TSFR + 5.00%, 9.030%, 6/28/28	617	584
Waystar Technologies, FRN, 1M TSFR + 2.00%, 5.916%, 10/22/29	1,012	1,013
		30,591
Information Technology 14.8%
Applied Systems, FRN, 3M TSFR + 2.50%, 6.502%, 2/24/31	4,374	4,388
Applied Systems, FRN, 3M TSFR + 4.50%, 8.502%, 2/23/32	2,135	2,173
Avalara, FRN, 3M TSFR + 2.75%, 6.735%, 3/26/32	2,643	2,651
Central Parent, FRN, 3M TSFR + 3.25%, 7.252%, 7/6/29	1,111	921
Cloud Software Group, FRN, 3M TSFR + 3.25%, 7.252%, 3/21/31 (4)	1,458	1,454
Cloud Software Group, FRN, 3M TSFR + 3.25%, 7.252%, 8/13/32	3,117	3,109
Cloudera, FRN, 1M TSFR + 3.75%, 7.766%, 10/8/28	432	408
Cloudera, FRN, 1M TSFR + 6.00%, 10.016%, 10/8/29	400	354
CommScope, FRN, 1M TSFR + 4.75%, 8.666%, 12/17/29 (4)	1,135	1,140
ConnectWise, FRN, 3M TSFR + 3.50%, 7.763%, 9/29/28	597	596
Delivery Hero, FRN, 3M TSFR + 5.00%, 8.843%, 12/12/29	1,196	1,198

T. ROWE PRICE FLOATING RATE ETF

	Par/Shares	$ Value
(Amounts in 000s)
Delta TopCo, FRN, 1M TSFR + 2.75%, 6.617%, 11/30/29	343	341
Delta TopCo, FRN, 1M TSFR + 5.25%, 9.154%, 11/29/30	620	611
Disco Parent, FRN, 3M TSFR + 3.25%, 7.072%, 8/6/32 (6)	1,190	1,194
Dye & Durham, FRN, 3M TSFR + 4.25%, 8.352%, 4/11/31	640	576
ECI Macola Max Holding, FRN, 3M TSFR + 2.75%, 6.752%, 5/9/30	966	968
Ellucian Holdings, FRN, 1M TSFR + 2.75%, 6.666%, 10/9/29 (4)	4,017	4,026
Ellucian Holdings, FRN, 1M TSFR + 4.75%, 8.666%, 11/22/32	2,933	2,948
Epicor Software, FRN, 1M TSFR + 2.50%, 6.416%, 5/30/31	5,315	5,329
Fleet Midco I, FRN, 6M TSFR + 2.50%, 6.542%, 2/21/31 (6)	1,632	1,635
Go Daddy Operating, FRN, 1M TSFR + 1.75%, 5.666%, 11/9/29	5	5
IGT Holding IV AB, FRN, 3M TSFR + 3.00%, 6.951%, 9/1/31 (6)	110	110
Javelin Buyer, FRN, 3M TSFR + 5.00%, 8.822%, 12/6/32	610	608
Kaseya, FRN, 1M TSFR + 3.00%, 6.916%, 3/20/32	817	818
Kaseya, FRN, 1M TSFR + 5.00%, 8.916%, 3/20/33	2,125	2,085
McAfee, FRN, 1M TSFR + 3.00%, 6.916%, 3/1/29	3,144	2,897
MH Sub I, FRN, 1M TSFR + 4.25%, 8.166%, 12/31/31	1,032	839
MH Sub I, FRN, 3M TSFR + 4.25%, 8.252%, 5/3/28	1,441	1,299
MH Sub I, FRN, 3M TSFR + 6.25%, 10.090%, 2/23/29	1,100	852
ORION US Finco, FRN, 3M TSFR + 3.50%, 7.427%, 10/12/32	930	933
ORION US Finco, FRN, 3M TSFR + 5.50%, 9.427%, 5/20/33 (4)	575	578
Polaris Newco, FRN, 3M EURIBOR + 4.00%, 6.074%, 6/2/28 (EUR)	578	626
Project Alpha Intermediate Holding, FRN, 3M TSFR + 5.00%, 9.002%, 5/9/33	2,287	2,216
Proofpoint, FRN, 1M TSFR + 3.00%, 6.916%, 8/31/28	1,945	1,952
RealPage, FRN, 3M TSFR + 3.00%, 7.263%, 4/24/28	261	261
RealPage, FRN, 3M TSFR + 3.75%, 7.752%, 4/24/28	647	649
Red Planet Borrower, FRN, 1M TSFR + 4.00%, 7.916%, 9/8/32 (4)	1,295	1,294

T. ROWE PRICE FLOATING RATE ETF

	Par/Shares	$ Value
(Amounts in 000s)
Sandisk, FRN, 3M TSFR + 3.00%, 6.857%, 2/20/32	1,116	1,122
SolarWinds Holdings, FRN, 3M TSFR + 4.00%, 8.026%, 4/16/32	360	357
SS&C Technologies, FRN, 1M TSFR + 2.00%, 5.916%, 5/9/31	135	136
Trio Bidco, FRN, 3M TSFR + 0.50%, 0.500%, 10/29/32 (3)(4)	159	159
Trio Bidco, FRN, 3M TSFR + 4.00%, 7.840%, 10/29/32 (4)	1,511	1,507
X, 6M TSFR + 9.50%, 9.500%, 10/26/29 (4)	3,155	3,125
X, FRN, 6M TSFR + 6.50%, 10.448%, 10/26/29 (4)	2,736	2,662
X.AI, FRN, 6M TSFR + 7.25%, 11.122%, 6/28/30	250	241
		63,351
Manufacturing 5.5%
Alliance Laundry Systems, FRN, 3M TSFR + 2.25%, 6.107%, 8/19/31	320	321
CPM Holdings, FRN, 1M TSFR + 4.50%, 8.343%, 9/28/28 (4)	1,380	1,373
Engineered Machinery Holdings, FRN, 3M TSFR + 3.25%, 11/22/32 (4)	192	193
Engineered Machinery Holdings, FRN, 3M TSFR + 3.25%, 7.090%, 11/26/32 (4)	3,483	3,496
Engineered Machinery Holdings, FRN, 3M TSFR + 6.00%, 10.263%, 5/21/29	1,750	1,750
Filtration Group, FRN, 1M TSFR + 2.75%, 6.666%, 10/21/28	4,161	4,184
LTI Holdings, FRN, 1M TSFR + 3.75%, 7.666%, 7/29/29	4,645	4,670
Madison IAQ, FRN, 3M TSFR + 2.75%, 6.637%, 11/8/32	291	292
Madison IAQ, FRN, 6M TSFR + 2.50%, 6.702%, 6/21/28	1,366	1,370
Madison Safety & Flow, FRN, 1M TSFR + 2.50%, 6.416%, 9/26/31	314	315
Merlin Buyer, FRN, 3M TSFR + 4.00%, 12/14/28 (4)(6)	693	698
Pro Mach Group, FRN, 1M TSFR + 2.75%, 6.666%, 10/16/32	2,017	2,026
Recess Holdings, FRN, 3M TSFR + 3.75%, 7.615%, 2/20/30	314	315
Titan Acquisition, FRN, 3M TSFR + 3.75%, 7.665%, 2/15/29 (4)	1,985	1,994

T. ROWE PRICE FLOATING RATE ETF

	Par/Shares	$ Value
(Amounts in 000s)
Watlow Electric Manufacturing, FRN, 3M TSFR + 3.00%, 6.840%, 3/2/28	506	507
		23,504
Metals & Mining 0.2%
Arsenal AIC Parent, FRN, 1M TSFR + 2.75%, 6.666%, 8/18/30	899	900
Other Telecommunications 2.2%
Frontier Communications, FRN, 1M TSFR + 2.50%, 6.459%, 7/1/31	1,859	1,856
Level 3 Financing, FRN, 1M TSFR + 3.25%, 7.166%, 3/29/32 (4)	4,010	4,015
Lumen Technologies, FRN, 1M TSFR + 2.35%, 6.380%, 4/16/29	779	774
Lumen Technologies, FRN, 1M TSFR + 2.35%, 6.380%, 4/15/30	414	411
Lumen Technologies, FRN, 1M TSFR + 6.00%, 9.916%, 6/1/28	562	569
QualityTech, FRN, 1M TSFR + 3.50%, 7.506%, 11/4/31	383	381
Windstream Services, FRN, 1M TSFR + 4.00%, 7.916%, 10/6/32	775	771
Zayo Group Holdings, FRN, (7.77% PIK and 1M TSFR + 3.00% Cash), 7.037%, 3/11/30 (4)(5)	635	602
		9,379
Restaurants 0.6%
Dave & Buster's, FRN, 3M TSFR + 3.25%, 7.125%, 6/29/29	914	826
IRB Holding, FRN, 1M TSFR + 2.50%, 6.416%, 12/15/30	1,659	1,659
		2,485
Retail 1.1%
Boots Group Bidco, FRN, 1M TSFR + 3.50%, 7.416%, 8/30/32	1,640	1,650
Evergreen Acqco 1, FRN, 3M TSFR + 3.00%, 7.026%, 9/17/32	459	460
LSF9 Atlantis Holdings, FRN, 3M TSFR + 3.75%, 7.752%, 3/29/29	1,070	1,070

T. ROWE PRICE FLOATING RATE ETF

	Par/Shares	$ Value
(Amounts in 000s)
Petco Health & Wellness, FRN, 3M TSFR + 3.25%, 7.513%, 3/3/28	360	354
PetSmart, FRN, 1M TSFR + 4.00%, 7.960%, 8/18/32	1,168	1,157
		4,691
Satellites 0.7%
Connect Finco, FRN, 1M TSFR + 4.50%, 8.416%, 9/27/29 (4)	1,894	1,881
Iridium Satellite, FRN, 1M TSFR + 2.25%, 6.166%, 9/20/30	512	489
ViaSat, FRN, 1M TSFR + 4.50%, 8.530%, 3/2/29 (4)	255	253
ViaSat, FRN, 1M TSFR + 4.50%, 8.574%, 5/30/30	419	414
		3,037
Services 7.8%
AAL Delaware Holdco, FRN, 1M TSFR + 2.75%, 6.666%, 7/30/31	594	597
Albion Financing 3, FRN, 3M TSFR + 3.00%, 6.868%, 5/21/31	1,720	1,728
Allied Universal Holdco, FRN, 1M TSFR + 3.25%, 7.166%, 8/20/32 (4)	4,930	4,948
Anticimex, FRN, 3M TSFR + 2.90%, 6.950%, 11/17/31	901	904
Ascend Learning, FRN, 1M TSFR + 3.00%, 6.916%, 12/11/28	1,352	1,351
Boost Newco Borrower, FRN, 3M TSFR + 2.00%, 6.002%, 1/31/31	934	936
Clearwater Analytics, FRN, 6M TSFR + 2.25%, 6.460%, 4/21/32	575	575
Crown Subsea Communications Holding, FRN, 1M TSFR + 3.50%, 7.416%, 1/30/31	536	540
Dayforce, FRN, 3M TSFR + 2.00%, 10/7/32 (4)	1,690	1,685
Dayforce, FRN, 3M TSFR + 2.00%, 5.840%, 3/1/31 (6)	900	900
EG America, FRN, 3M TSFR + 3.50%, 7.322%, 2/7/28	1,315	1,319
Fortress Intermediate 3, FRN, 1M TSFR + 3.00%, 6.784%, 6/27/31	1,128	1,125
Fugue Finance, FRN, 3M TSFR + 2.75%, 6.544%, 1/9/32	291	291
Genuine Financial Holdings, FRN, 1M TSFR + 3.25%, 7.166%, 9/27/30	626	542

T. ROWE PRICE FLOATING RATE ETF

	Par/Shares	$ Value
(Amounts in 000s)
Instructure Holdings, FRN, 3M TSFR + 2.75%, 6.753%, 11/13/31 (4)	1,817	1,820
Instructure Holdings, FRN, 3M TSFR + 5.00%, 8.841%, 11/12/32 (4)	1,465	1,465
Mermaid Bidco, FRN, 3M TSFR + 3.25%, 7.151%, 7/3/31	1,333	1,334
Project Boost Purchaser, FRN, 3M TSFR + 2.75%, 6.668%, 7/16/31	1,360	1,360
Renaissance Holding, FRN, 1M TSFR + 4.00%, 7.916%, 4/5/30	1,311	1,133
Sabre GLBL, FRN, 1M TSFR + 5.00%, 9.016%, 6/30/28	322	304
Sabre GLBL, FRN, 1M TSFR + 6.00%, 10.016%, 11/15/29	569	516
Shift4 Payments, FRN, 3M TSFR + 2.50%, 6.502%, 6/30/32	570	574
Staples, FRN, 3M TSFR + 5.75%, 9.604%, 9/4/29	262	246
TK Elevator Midco GmbH, FRN, 6M TSFR + 2.75%, 6.947%, 4/30/30 (4)	899	904
UKG, FRN, 3M TSFR + 2.50%, 6.338%, 2/10/31	5,799	5,794
Wash Multifamily Parent, FRN, 1M TSFR + 3.25%, 7.166%, 8/9/32	635	638
		33,529
Utilities 3.7%
Alpha Generation, FRN, 1M TSFR + 2.00%, 5.916%, 9/30/31	2,258	2,261
Cogentrix Finance Holdco I, FRN, 1M TSFR + 2.25%, 6.166%, 2/26/32	1,713	1,722
Compass Power Generation, FRN, 1M TSFR + 3.25%, 7.166%, 4/14/29	357	359
Constellation Renewables, FRN, 3M TSFR + 2.00%, 5.822%, 12/15/27	1,233	1,237
Cornerstone Generation, FRN, 3M TSFR + 3.25%, 7.093%, 8/11/32	2,130	2,150
Hamilton Projects Acquiror, FRN, 1M TSFR + 2.50%, 6.416%, 5/30/31 (4)	1,092	1,099
INNIO Group Holding GmbH, FRN, 3M TSFR + 2.25%, 6.135%, 11/2/28	98	98
MRP Buyer, FRN, 3M TSFR + 3.25%, 5.662%, 6/4/32 (3)	74	73
MRP Buyer, FRN, 3M TSFR + 3.25%, 7.252%, 6/4/32	581	575

T. ROWE PRICE FLOATING RATE ETF

	Par/Shares	$ Value
(Amounts in 000s)
Pike, FRN, 1M TSFR + 3.00%, 7.030%, 1/21/28	488	489
Talen Energy Supply, FRN, 1M TSFR + 2.00%, 10/9/32 (4)	1,443	1,443
Talen Energy Supply, FRN, 3M TSFR + 2.50%, 6.353%, 5/17/30	1,200	1,203
Talen Energy Supply, FRN, 3M TSFR + 2.50%, 6.353%, 12/13/31	2,225	2,228
TerraForm Power Operating, FRN, 3M TSFR + 2.00%, 6.002%, 5/21/29	893	891
		15,828
Wireless Communications 1.6%
Asurion, FRN, 1M TSFR + 3.25%, 7.280%, 7/31/27	112	112
Asurion, FRN, 1M TSFR + 4.00%, 8.016%, 8/19/28	791	789
Asurion, FRN, 1M TSFR + 4.25%, 8.266%, 8/19/28	297	297
Asurion, FRN, 1M TSFR + 5.25%, 9.280%, 1/31/28	2,010	1,921
Asurion, FRN, 1M TSFR + 5.25%, 9.280%, 1/20/29	2,891	2,702
Asurion, B-12, FRN, 1M TSFR + 4.25%, 8.166%, 9/19/30	198	195
Asurion, B-13, FRN, 1M TSFR + 4.25%, 8.166%, 9/19/30	954	935
		6,951
Total Bank Loans (Cost $367,746)		366,417
CORPORATE BONDS 7.8%
Aerospace & Defense 0.1%
TransDigm, 6.75%, 8/15/28 (1)	370	377
		377
Automotive 0.8%
Ford Motor Credit, FRN, SOFR + 2.95%, 7.295%, 3/6/26	410	412
Rivian Holdings / Rivian / Rivian Automotive, 10.00%, 1/15/31 (1)	3,200	3,040
		3,452
Broadcasting 0.8%
Gray Media, 9.625%, 7/15/32 (1)	530	547
Gray Media, 10.50%, 7/15/29 (1)	475	511

T. ROWE PRICE FLOATING RATE ETF

	Par/Shares	$ Value
(Amounts in 000s)
Neptune Bidco, 9.29%, 4/15/29 (1)	780	774
Neptune Bidco, 10.375%, 5/15/31 (1)	800	808
Univision Communications, 9.375%, 8/1/32 (1)	545	578
		3,218
Building Products 0.1%
CP Atlas Buyer, 9.75%, 7/15/30 (1)	535	540
		540
Cable Operators 0.2%
CSC Holdings, 11.25%, 5/15/28 (1)	800	620
DirecTV Financing, 10.00%, 2/15/31 (1)	390	387
		1,007
Energy 0.3%
Aethon III BR, Acquisition Date: 9/5/25, Cost $328, 10.41%, 1/10/27 (6)(7)(8)	310	308
NGL Energy Partners, 8.125%, 2/15/29 (1)	90	93
Venture Global LNG, VR, 9.00%, (1)(9)(10)	370	315
Venture Global LNG, 9.50%, 2/1/29 (1)	235	248
Venture Global LNG, 9.875%, 2/1/32 (1)	150	156
Venture Global Plaquemines LNG, 7.50%, 5/1/33 (1)	245	266
		1,386
Entertainment & Leisure 0.0%
Carnival, 7.00%, 8/15/29 (1)	125	131
		131
Financial 1.3%
Acrisure / Acrisure Finance, 8.50%, 6/15/29 (1)	535	556
Alliant Holdings Intermediate, 6.75%, 4/15/28 (1)	500	509
Aretec Group, 10.00%, 8/15/30 (1)	238	258
Hightower Holding, 9.125%, 1/31/30 (1)	560	589
HUB International, 7.25%, 6/15/30 (1)	570	596
HUB International, 7.375%, 1/31/32 (1)	460	478

T. ROWE PRICE FLOATING RATE ETF

	Par/Shares	$ Value
(Amounts in 000s)
Jones DesLauriers Insurance Management, 8.50%, 3/15/30 (1)	925	968
Navient, 9.375%, 7/25/30	740	814
Ryan Specialty Group, 4.375%, 2/1/30 (1)	160	156
USI, 7.50%, 1/15/32 (1)	527	547
		5,471
Health Care 0.8%
1261229 BC, 10.00%, 4/15/32 (1)	290	299
CHS / Community Health Systems, 10.875%, 1/15/32 (1)	925	996
LifePoint Health, 9.875%, 8/15/30 (1)	430	462
LifePoint Health, 11.00%, 10/15/30 (1)	1,685	1,849
		3,606
Information Technology 1.1%
Cloud Software Group, 6.625%, 8/15/33 (1)	360	355
Cloud Software Group, 8.25%, 6/30/32 (1)	620	654
Cloud Software Group, 9.00%, 9/30/29 (1)	2,715	2,803
X.AI / X.AI Co Issuer, 12.50%, 6/30/30	735	772
		4,584
Metals & Mining 0.1%
Arsenal AIC Parent, 11.50%, 10/1/31 (1)	330	362
		362
Other Telecommunications 0.5%
Level 3 Financing, 4.875%, 6/15/29 (1)	330	314
Level 3 Financing, 6.875%, 6/30/33 (1)	330	337
Level 3 Financing, 7.00%, 3/31/34 (1)	955	979
WULF Compute, 7.75%, 10/15/30 (1)	590	610
		2,240
Printing & Publishing 0.2%
Getty Images, 10.50%, 11/15/30 (1)	390	393

T. ROWE PRICE FLOATING RATE ETF

	Par/Shares	$ Value
(Amounts in 000s)
Getty Images, 11.25%, 2/21/30 (1)	485	466
		859
Real Estate Investment Trust Securities 0.1%
Service Properties Trust, 0.001%, 9/30/27 (1)	290	258
Service Properties Trust, 8.625%, 11/15/31 (1)	100	105
		363
Services 0.8%
Allied Universal Holdco, 7.875%, 2/15/31 (1)	300	315
eG Global Finance, 12.00%, 11/30/28 (1)	660	718
GTCR W-2 Merger Sub, 7.50%, 1/15/31 (1)	400	425
Sabre Financial Borrower, 11.125%, 6/15/29 (1)	625	638
Sabre GLBL, 10.75%, 11/15/29 (1)	516	454
Sabre GLBL, 11.125%, 7/15/30 (1)	408	351
UKG, 6.875%, 2/1/31 (1)	350	361
		3,262
Telephones 0.0%
Verizon Communications, FRN, SOFRINDX + 0.79%, 5.131%, 3/20/26	185	185
		185
Utilities 0.6%
NRG Energy, VR, VR, 10.25%, (1)(9)(10)	445	486
Talen Energy Supply, 8.625%, 6/1/30 (1)	750	794
Vistra, VR, 8.00%, (1)(9)(10)	196	199
Vistra, VR, 8.875%, (1)(9)(10)	920	1,014
		2,493
Total Corporate Bonds (Cost $33,534)		33,536

T. ROWE PRICE FLOATING RATE ETF

	Par/Shares	$ Value
(Amounts in 000s)
PREFERRED STOCKS 0.1%
Financial 0.1%
AH Parent, Series A, Acquisition Date: 9/27/24, Cost $246 (6)(8)	—	361
		361
Total Preferred Stocks (Cost $355)		361
SHORT-TERM INVESTMENTS 10.0%
Money Market Funds 10.0%
T. Rowe Price Government Reserve Fund, 4.02% (11)(12)	42,929	42,929
Total Short-Term Investments (Cost $42,929)		42,929
Total Investments in Securities 103.3% of Net Assets (Cost $444,592)		$443,271

‡	Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $31,073 and represents 7.2% of net assets.
(2)	Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(3)	All or a portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized. The fund's total unfunded commitments at November 30, 2025, was $537 and was valued at $536 (0.0% of net assets).
(4)	All or a portion of this loan is unsettled as of November 30, 2025. The interest rate for unsettled loans will be determined upon settlement after period end.
(5)	Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(6)	See Note 2. Level 3 in fair value hierarchy.
(7)	Non-income producing.

T. ROWE PRICE FLOATING RATE ETF

(8)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $669 and represents 0.2% of net assets.
(9)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(10)	Perpetual security with no stated maturity date.
(11)	Seven-day yield
(12)	Affiliated Companies

1M TSFR	One month term SOFR (Secured overnight financing rate)
3M TSFR	Three month term SOFR (Secured overnight financing rate)
3M EURIBOR	Three month EURIBOR (Euro interbank offered rate)
6M TSFR	Six month term SOFR (Secured overnight financing rate)
EUR	Euro
FRN	Floating Rate Note
PIK	Payment-in-kind
SOFR	Secured overnight financing rate
SOFRINDX	SOFR (Secured overnight financing rate) Index
USD	U.S. Dollar
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE FLOATING RATE ETF

(Amounts in 000s)
SWAPS 0.0%

Description	Notional Amount	$ Value	Upfront Payments/ $ (Receipts)	Unrealized $ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Goldman Sachs, Protection Sold (Relevant Credit: Carvana Co., Caa1*), Receive 5.00% Quarterly, Pay upon credit default, 12/20/30	29	3	2	1
JP Morgan, Protection Sold (Relevant Credit: Carvana Co., Caa1*), Receive 5.00% Quarterly, Pay upon credit default, 12/20/30	29	4	2	2
Total Bilateral Credit Default Swaps, Protection Sold			4	3
Total Return Swaps 0.0%
JP Morgan, Receive Underlying Reference: iBoxx USD Liquid Leveraged Loans Total Return Index At Maturity, Pay Variable 4.12% (USD SOFR) Quarterly, 12/20/25	385	16	—	16

T. ROWE PRICE FLOATING RATE ETF

(Amounts in 000s)
Description	Notional Amount	$ Value	Upfront Payments/ $ (Receipts)	Unrealized $ Gain/(Loss)
JP Morgan, Receive Underlying Reference: iBoxx USD Liquid Leveraged Loans Total Return Index At Maturity, Pay Variable 4.12% (USD SOFR) Quarterly, 12/20/25	725	20	—	20
JP Morgan, Receive Underlying Reference: iBoxx USD Liquid Leveraged Loans Total Return Index At Maturity, Pay Variable 4.12% (USD SOFR) Quarterly, 12/20/25	1,190	3	—	3
JP Morgan, Receive Underlying Reference: iBoxx USD Liquid Leveraged Loans Total Return Index At Maturity, Pay Variable 4.12% (USD SOFR) Quarterly, 3/20/26	725	19	—	19
JP Morgan, Receive Underlying Reference: iBoxx USD Liquid Leveraged Loans Total Return Index At Maturity, Pay Variable 4.12% (USD SOFR) Quarterly, 3/20/26	300	1	—	1
Total Bilateral Total Return Swaps			—	59
Total Bilateral Swaps			4	62

T. ROWE PRICE FLOATING RATE ETF

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Settlement	Receive		Deliver		Unrealized Gain/(Loss)
Morgan Stanley	2/20/26	USD	95	EUR	81	$—
Toronto Dominion	2/20/26	USD	941	EUR	807	1
Net unrealized gain (loss) on open forward currency exchange contracts						$1

T. ROWE PRICE FLOATING RATE ETF

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended November 30, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate	Net Realized Gain (Loss)	Changes in Net Unrealized Gain/Loss	Investment Income
T. Rowe Price Government Reserve Fund	$—	$—	$755
Totals	$—#	$—	$755+

Supplementary Investment Schedule
Affiliate	Value 5/31/25	Purchase Cost	Sales Cost	Value 11/30/25
T. Rowe Price Government Reserve Fund	$29,322	¤	¤	$42,929
	Total			$42,929^

#	Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+	Investment income comprised $755 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $42,929.
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE FLOATING RATE ETF

November 30, 2025 Unaudited
    STATEMENT OF ASSETS AND LIABILITIES

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $444,592)	$443,271
Receivable for investment securities sold	8,640
Interest and dividends receivable	3,755
Receivable for shares sold	1,278
Cash	248
Unrealized gain on bilateral swaps	62
Bilateral swap premiums paid	4
Foreign currency (cost $1)	1
Unrealized gain on forward currency exchange contracts	1
Total assets	457,260
Liabilities
Payable for investment securities purchased	27,200
Investment management and administrative fees payable	200
Other liabilities	545
Total liabilities	27,945
NET ASSETS	$429,315
Net Assets Consists of:
Total distributable earnings (loss)	$(2,912)
Paid-in capital applicable to 8,400,000 shares of $0.0001 par value capital stock outstanding; 4,000,000,000 shares of the Corporation authorized	432,227
NET ASSETS	$429,315
NET ASSET VALUE PER SHARE	$51.11
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE FLOATING RATE ETF

Unaudited
    STATEMENT OF OPERATIONS

($000s)
6 Months Ended
11/30/25
Investment Income (Loss)
Income
Interest	$13,557
Dividend	774
Total income	14,331
Expenses
Investment management and administrative expense	1,097
Interest and borrowing - related	43
Total expenses	1,140
Net investment income	13,191
Realized and Unrealized Gain / Loss
Net realized gain (loss)
Securities	(462)
Swaps	8
Forward currency exchange contracts	(35)
Foreign currency transactions	23
Net realized loss	(466)
Change in net unrealized gain / loss
Securities	(443)
Swaps	21
Forward currency exchange contracts	12
Other assets and liabilities denominated in foreign currencies	(6)
Change in unrealized gain / loss	(416)
Net realized and unrealized gain / loss	(882)
INCREASE IN NET ASSETS FROM OPERATIONS	$12,309
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE FLOATING RATE ETF

Unaudited
    STATEMENT OF CHANGES IN NET ASSETS

($000s)
	6 Months Ended	Year Ended
	11/30/25	5/31/25
Increase (Decrease) in Net Assets
Operations
Net investment income	$13,191	$16,712
Net realized loss	(466)	(1,175)
Change in net unrealized gain / loss	(416)	(1,713)
Increase in net assets from operations	12,309	13,824
Distributions to shareholders
Net earnings	(13,233)	(16,996)
Capital share transactions*
Shares sold	129,971	174,392
Shares redeemed	(5,117)	(17,569)
Increase in net assets from capital share transactions	124,854	156,823
Net Assets
Increase during period	123,930	153,651
Beginning of period	305,385	151,734
End of period	$429,315	$305,385
*Share information (000s)
Shares sold	2,525	3,375
Shares redeemed	(100)	(350)
Increase in shares outstanding	2,425	3,025
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE FLOATING RATE ETF

Unaudited
    NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Exchange-Traded Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Floating Rate ETF (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks high current income and, secondarily, capital appreciation.
NOTE  1  –  SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions
Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually. Dividends and distributions cannot be automatically reinvested in additional shares of the fund.

T. ROWE PRICE FLOATING RATE ETF

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Capital Transactions
The fund issues and redeems shares at its net asset value (NAV) only with Authorized Participants and only in large blocks of 25,000 shares (each, a “Creation Unit”). The fund’s NAV per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Individual fund shares may not be purchased or redeemed directly with the fund. An Authorized Participant may purchase or redeem a Creation Unit of the fund each business day that the fund is open in exchange for the delivery of a designated portfolio of in-kind securities and/or cash. When purchasing or redeeming Creation Units, Authorized Participants are also required to pay a fixed and/or variable purchase or redemption transaction fee as well as any applicable additional variable charge to defray the transaction cost to a fund.
Individual fund shares may be purchased and sold only on a national securities exchange through brokers. Shares are listed for trading on NYSE Arca, Inc. and because the shares will trade at market prices rather than NAV, shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).
New Accounting Guidance
In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) – Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied

T. ROWE PRICE FLOATING RATE ETF

prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification
In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE  2  –  VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE FLOATING RATE ETF

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Debt securities are generally traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining

T. ROWE PRICE FLOATING RATE ETF

the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on November 30, 2025 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Bank Loans	$—	$357,036	$9,381	$366,417
Corporate Bonds	—	33,228	308	33,536
Asset-Backed Securities	—	28	—	28
Preferred Stocks	—	—	361	361
Short-Term Investments	42,929	—	—	42,929
Total	42,929	390,292	10,050	443,271
Swaps	—	66	—	66
Forward Currency Exchange Contracts	—	1	—	1
Total	$42,929	$390,359	$10,050	$443,338

T. ROWE PRICE FLOATING RATE ETF

Following is a reconciliation of the fund’s Level 3 holdings for the six months ended November 30, 2025. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any, and is included on the accompanying Statement of Operations. The change in unrealized gain/loss on Level 3 instruments held at November 30, 2025, totaled $18,000 for the six months ended November 30, 2025. During the six months, transfers out of level 3 were because observable market data became available for the security.
($000s)	Beginning Balance 5/31/25	Gain (Loss) During Period	Total Purchases	Total Sales	Transfer Out of Level 3	Ending Balance 11/30/25
Investment in Securities
Bank Loans	$10,861	$25	$9,833	$(6,452)	$(4,886)	$9,381
Preferred Stocks	360	1	—	—	—	361
Corporate Bonds	—	—	308	—	—	308
Total	$11,221	$26	$10,141	$(6,452)	$(4,886)	$10,050
NOTE  3  –  DERIVATIVE INSTRUMENTS
During the six months ended November 30, 2025, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.

T. ROWE PRICE FLOATING RATE ETF

The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of November 30, 2025, and the related location on the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
($000s)	Location on Statement of Assets and Liabilities	Fair Value
Assets
Foreign exchange derivatives	Forwards	$1
Credit derivatives	Bilateral Swaps and Premiums	66
Total		$67
Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended November 30, 2025, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:

T. ROWE PRICE FLOATING RATE ETF

(000s)	Location of Gain (Loss) on Statement of Operations
	Forward Currency Exchange Contracts	Swaps	Total
Realized Gain (Loss)
Foreign exchange derivatives	$(35)	$—	$(35)
Credit derivatives	—	8	8
Total	$(35)	$8	$(27)
Change in Unrealized Gain (Loss)
Foreign exchange derivatives	$12	$—	$12
Credit derivatives	—	21	21
Total	$12	$21	$33
Counterparty Risk and Collateral
The fund invests in derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and/or OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives), and thereby may expose the fund to counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International Swaps and Derivatives Association master agreements (ISDAs), with a Credit Support Annex (CSA), if any, that governs the collateralization process, or foreign exchange letter agreements (FX letters).
MNAs govern the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, such as Additional Termination Events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow

T. ROWE PRICE FLOATING RATE ETF

the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount determined. ISDAs typically include collateral agreements, such as a CSA, whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with each counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of November 30, 2025, no collateral was pledged by either the fund or counterparties for bilateral derivatives.
Forward Currency Exchange Contracts
The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return.  A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are

T. ROWE PRICE FLOATING RATE ETF

reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the six months ended November 30, 2025, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally less than 1% of net assets.
Swaps
The fund is subject to credit risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risk. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse (centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying Statement of Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying Statement of Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Credit default swaps are agreements where one party (the protection buyer) agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults

T. ROWE PRICE FLOATING RATE ETF

and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of November 30, 2025, the notional amount of protection sold by the fund totaled $58,000 (0.0% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Total return swaps are agreements in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset (reference asset), such as an index, equity security, fixed income security or commodity-based exchange-traded fund, which includes both the income it generates and any change in its value.  Risks related to the use of total return swaps include the potential for unfavorable changes in the reference asset, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the six months ended November 30, 2025, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally less than 1% of net assets.

T. ROWE PRICE FLOATING RATE ETF

NOTE  4  –  OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Noninvestment-Grade Debt
The fund invests, either directly or through its investment in other T. Rowe Price funds, in noninvestment-grade debt, including “high yield” or “junk” bonds or leveraged loans. Noninvestment-grade debt issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. The noninvestment-grade debt market may experience sudden and sharp price swings due to a variety of factors that may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.
Restricted Securities
The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Bank Loans
The fund invests in bank loans, which represent an interest in amounts owed by a borrower to a syndicate of lenders. Bank loans are generally noninvestment-grade and often involve borrowers whose financial condition is highly leveraged. The fund may invest in fixed and floating rate loans, which may include senior floating rate loans; secured and unsecured loans, second lien or more junior loans; and bridge loans or bridge facilities. Certain bank loans may be revolvers which are a form of senior bank debt, where the borrower can draw down the credit of the revolver when it needs cash and repays the credit when the borrower has excess cash. Certain loans may be “covenant-lite” loans, which means the loans contain fewer maintenance covenants than other loans (in some cases, none) and do not include terms which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. As a result of these risks, the fund’s exposure to losses may be increased.
Bank loans may be in the form of either assignments or participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer, and transfer typically requires consent of both the borrower and agent. In contrast, a

T. ROWE PRICE FLOATING RATE ETF

loan participation generally entitles the buyer to receive the cash flows from principal, interest, and any fee payments on a portion of a loan; however, the seller continues to hold legal title to that portion of the loan. As a result, the buyer of a loan participation generally has no direct recourse against the borrower and is exposed to credit risk of both the borrower and seller of the participation.
Bank loans often have extended settlement periods, generally may be repaid at any time at the option of the borrower, and may require additional principal to be funded at the borrowers’ discretion at a later date (e.g., unfunded commitments and revolving debt instruments). Until settlement, the fund maintains liquid assets sufficient to settle its unfunded loan commitments. The fund reflects both the funded portion of a bank loan as well as its unfunded commitment in the Portfolio of Investments. However, if a credit agreement provides no initial funding of a tranche, and funding of the full commitment at a future date(s) is at the borrower’s discretion and considered uncertain, a loan is reflected in the Portfolio of Investments only if, and only to the extent that, the fund has actually settled a funding commitment.
Other
Purchases and sales of portfolio securities excluding in-kind transactions and short-term securities aggregated $187,550,000 and $76,921,000, respectively, for the six months ended November 30, 2025.
NOTE  5  –  FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.

T. ROWE PRICE FLOATING RATE ETF

The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of May 31, 2025, the fund had $1,033,000 of available capital loss carryforwards.
At November 30, 2025, the cost of investments (including derivatives, if any) for federal income tax purposes was $444,700,000. Net unrealized loss aggregated $1,362,000 at period-end, of which $1,679,000 related to appreciated investments and $3,041,000 related to depreciated investments.
NOTE  6  –   RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management and administrative agreement between the fund and Price Associates provides for an annual all-inclusive fee equal to 0.59% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The all-inclusive fee covers investment management services and ordinary, recurring operating expenses, but does not cover interest and borrowing expenses; taxes; brokerage commissions and other transaction costs; fund proxy expenses; and nonrecurring and extraordinary expenses.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund.
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No Price Fund or account may invest for the purpose of exercising management or control over the fund. At November 30, 2025, less than 1% of the fund’s outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund, organized as money market funds (together, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Effective November 12, 2025, cash collateral from securities lending, if any, is invested in the T. Rowe Price Treasury Reserve Fund. Prior to November 12,

T. ROWE PRICE FLOATING RATE ETF

2025, cash collateral from securities lending, if any, was invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no investment management fees.
As of November 30, 2025, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 1,574,900 shares of the fund, representing 19% of the fund’s net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended November 30, 2025, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE  7  –   SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities. The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective. The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.

T. ROWE PRICE FLOATING RATE ETF

NOTE  8  –  BORROWING
The fund, together with certain other U.S. registered floating rate and tax-free high yield funds (the U.S. borrowers) and foreign investment funds managed by Price Associates or an affiliate (collectively, the participating funds), is party to a $1.4 billion, 364-day, syndicated credit facility (the facility). Excluding commitments designated for the foreign investment funds, the U.S. borrowers can borrow up to an aggregate commitment amount of $1.25 billion, of which $1 billion is available to the U.S. floating rate borrowers and $250 million is available to the U.S. tax-free high yield borrowers, on a first-come, first-served basis. The facility provides a source of liquidity to the participating funds for temporary and emergency purposes. The participating funds are charged administrative fees and an annual commitment fee, of 0.15% of the average daily undrawn commitment. All fees allocated to the U.S. borrowers are based on the portion of the aggregate commitment available to them and on each U.S. borrower’s relative net assets. Such allocated fees are reflected as either miscellaneous or interest and borrowing related expense in the accompanying Statement of Operations. Loans are generally unsecured; however, the fund must collateralize any borrowings under the facility on an equivalent basis if it has other collateralized borrowings. Interest is charged to the fund based on its borrowings at the higher of (a) Daily Simple Secured Overnight Financing Rate (SOFR) plus 0.10% per annum, (b) Federal Funds Rate, or (c) the Overnight Bank Funding Rate plus an applicable margin. At six months ended November 30, 2025, the fund had no borrowings outstanding under the facility, and the undrawn amount of the facility for the U.S. borrowers was $1,250,000,000.
NOTE  9  –   OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

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1307 Point Street
Baltimore, Maryland 21231
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
T. Rowe Price Investment Services, Inc.
ETF1047-051 01/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Exchange-Traded Funds, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 16, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 16, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	January 16, 2026